Other Non-current Liabilities - Exercise Price of Options Outstanding (Details)	Dec. 31, 2019 USD ($) Option	Dec. 31, 2018 USD ($) Option	Dec. 31, 2017 USD ($) Option	Dec. 31, 2016 Option
Exercise price of options outstanding at year end
Number of options	39,583,858	44,218,814	32,307,010	17,522,365
Weighted average fair value of options granted in year | $	$ 15,540	$ 4,170	$ 2,410
$0.00 to $0.08
Exercise price of options outstanding at year end
Number of options	8,545,400	4,416,525	5,868,735
$0.09 to $0.56
Exercise price of options outstanding at year end
Number of options	27,340	2,126,540	5,581,825
$0.57 to $3.52
Exercise price of options outstanding at year end
Number of options	629,730	4,595,104	6,302,505
$3.53 to $5.73
Exercise price of options outstanding at year end
Number of options	3,225,120	6,257,690	8,589,445
$5.74 to $7.39
Exercise price of options outstanding at year end
Number of options	5,873,001	7,890,495	5,964,500
$7.40 to $20.00
Exercise price of options outstanding at year end
Number of options	17,402,097	18,932,460
$20.01 to $27.09
Exercise price of options outstanding at year end
Number of options	3,881,170